Other Revenues and Restructuring Charges	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Other Revenues and Restructuring Charges

Other Revenues and Restructuring Charges
For the year ended December 31, 2016, the Company recognized $37.9 million (2015 - $17.7 million) of revenue from its lightering support operations (see note 7) and amortized $1.2 million (2015 - $4.8 million) of its in-process revenue contracts which is included in other revenues on the consolidated statements of income.

For the year ended December 31, 2015, the Company recognized $4.7 million of restructuring charges, of which $4.4 million related to the termination of the employment of certain seafarers upon the expiration of a time-charter out contract. This $4.4 million termination charge was recovered from the customer and the recovery is reflected in other revenues on the consolidated statements of income. The remaining $0.3 million of restructuring costs related to severance payments made in relation to the acquisition of the ship-to-ship business (see note 24).